Taxation - Movements in deferred tax liabilities and assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	£ (345)	£ (444)
Credit/(charge) to profit	(6)	68	£ 53
Credit/(charge) to equity/other comprehensive income	(7)	8
Acquisitions	(15)	(6)
Disposals and other	(2)	3
Exchange translation differences	(14)	26
Deferred tax (liability)/asset at end of year	(389)	(345)	(444)
Acquired intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(652)	(735)
Credit/(charge) to profit	52	63
Acquisitions	(16)	(16)
Disposals and other		3
Exchange translation differences	(10)	33
Deferred tax (liability)/asset at end of year	(626)	(652)	(735)
Other temporary differences liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(182)	(231)
Credit/(charge) to profit	14	40
Credit/(charge) to equity/other comprehensive income	(14)	(2)
Acquisitions		1
Exchange translation differences	(1)	10
Deferred tax (liability)/asset at end of year	(183)	(182)	(231)
Capitalised development costs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(120)
Deferred tax (liability)/asset at end of year	(86)	(120)
Pension surplus
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(30)
Deferred tax (liability)/asset at end of year	(47)	(30)
Acquired intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	99	132
Credit/(charge) to profit	(31)	(31)
Exchange translation differences	(2)	(2)
Deferred tax (liability)/asset at end of year	66	99	132
Losses and other tax attributes
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	96	118
Credit/(charge) to profit	(31)	(26)
Acquisitions	1	9
Exchange translation differences	(2)	(5)
Deferred tax (liability)/asset at end of year	64	96	118
Pension balances
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	47	49
Credit/(charge) to profit	(10)	(1)
Credit/(charge) to equity/other comprehensive income	6	(1)
Deferred tax (liability)/asset at end of year	43	47	49
Other temporary differences assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	247	223
Credit/(charge) to profit		23
Credit/(charge) to equity/other comprehensive income	1	11
Disposals and other	(2)
Exchange translation differences	1	(10)
Deferred tax (liability)/asset at end of year	247	247	£ 223
Accruals and provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	128
Deferred tax (liability)/asset at end of year	124	128
Share-based remuneration provision
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	59
Deferred tax (liability)/asset at end of year	63	59
Intercompany interest
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	21
Deferred tax (liability)/asset at end of year	£ 14	£ 21